Discontinued Operation and Disposal Groups Held for Sale - Schedule of Results Attributable to Discontinued Operation (Details) - Discontinued Operations [Member] - EUR (€)
€ / shares in Units, € in Thousands
	5 Months Ended
	Jun. 03, 2024	Dec. 31, 2023	Dec. 31, 2022
Results of discontinued operation
Revenue	€ 278	€ 675	€ 1,119
Operating expenses	(142)	(342)	(418)
Depreciation and amortization expenses	(48)	(461)	(512)
Gross profit (loss) from operating activities	88	(128)	189
General and administrative expenses	(13)	(33)	(37)
Operating profit (loss) from operating activities	75	(161)	152
Financing income	934	1,792	3,121
Financing expenses	(530)	(1,269)	(2,111)
Financing income, net	404	523	1,010
Results from operating activities before taxes on income	479	362	1,162
Taxes on income	(129)	(247)	(451)
Results from operating activities, net of taxes on income	350	115	711
Loss on adjustment to fair value	(602)	(2,565)
Foreign currency translation differences for foreign operations that were recognized in profit or loss	255
Tax benefit on loss from sale of discontinued operation	134	663
Profit (loss) for the year	€ 137	€ (1,787)	€ 711
Earnings per share
Basic earnings (loss) per share (in Euro per share)	€ 0.01	€ (0.14)	€ 0.06
Diluted earnings (loss) per share (in Euro per share)	€ 0.01	€ (0.14)	€ 0.06
Cash flows from discontinued operation
Net cash from operating activities	€ 1,211	€ 2,587	€ 2,445
Net cash used in investing activities	(264)	(462)	(1,327)
Net cash used in financing activities	(41)	(2,127)	(2,126)
Net cash from (used in) discontinued operation	€ 906	€ (2)	€ (1,008)